SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In August 2024, the Board of Directors declared a dividend of $0.62 per share for the second quarter of 2024 and the dividend is scheduled to be paid on or about September 30, 2024.

Refer to Note 5 and Note 7 for details of other transactions that have concluded subsequent to June 30, 2024 pertaining to sales of vessels, time charter-out contracts and debt.